Commitments, Contingencies And Guarantees (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Sign Permit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Commitments And Contingencies [Line Items]
Rent expense | $	$ 1,170.0	$ 1,160.0	$ 1,140.0
Digital modernization permits issued to Company	82
Digital displays operating	77
Conversion from static to digital | Sign	83
Performance Requirements [Member]
Commitments And Contingencies [Line Items]
Estimated Maximum Contingency | $	$ 30.0